[GRAPHIC APPEARS HERE]

[GRAPHIC APPEARS HERE]

SUMMARY PROSPECTUS | March 1, 2010
-------------------------------------------------------------------------------

SPECIALIZED TECHNOLOGY FUND

CLASS/Ticker: Class A - WFSTX; Class B - WFTBXClass C - WFTCX

     Link to Prospectus             Link to Statement of Additional Information
     ------------------             -------------------------------------------
                            Link to Annual Report
                            ---------------------

BEFORE YOU INVEST, YOU MAY WANT TO REVIEW EACH FUND'S PROSPECTUS, WHICH CONTAINS MORE INFORMATION ABOUT EACH FUND AND ITS RISKS. YOU CAN FIND EACH FUND'S PROSPECTUS AND OTHER INFORMATION ABOUT EACH FUND ONLINE AT WWW.WELLSFARGO.COM/ADVANTAGEFUNDS. YOU CAN ALSO GET INFORMATION AT NO COST BY CALLING 1-800-222-8222, OR BY SENDING AN EMAIL REQUEST TO WFAF@WELLSFARGO.COM THE CURRENT PROSPECTUS ("PROSPECTUS") AND STATEMENT OF ADDITIONAL INFORMATION ("SAI"), DATED MARCH 1, 2010 , ALONG WITH THE REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM AND EACH FUND'S AUDITED FINANCIAL STATEMENTS INCLUDED IN EACH FUND'S MOST RECENT ANNUAL REPORT DATED OCTOBER 31, 2009, ARE INCORPORATED BY REFERENCE INTO THIS SUMMARY PROSPECTUS. THE FUND'S SAI AND ANNUAL REPORT MAY BE OBTAINED, FREE OF CHARGE, IN THE SAME MANNER AS THE PROSPECTUS.

INVESTMENT OBJECTIVE
The Specialized Technology Fund seeks long-term capital appreciation.

FEES AND EXPENSES
These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the aggregate in specified classes of certain WELLS FARGO ADVANTAGE FUNDS (Reg. TM). More information about these and other discounts is available from your financial professional and in "A Choice of Share Classes" and "Reductions and Waivers of Sales Charges" on pages 23 and 25 of the Prospectus and "Additional Purchase and Redemption Information" on page 33 of the SAI.

 SHAREHOLDER FEES(fees paid directly
  from your investment)                  CLASS A   CLASS B   CLASS C
  Maximum sales charge (load) imposed     5.75%       None     None
  on purchases
   (AS A PERCENTAGE OF THE OFFERING
  PRICE)
  Maximum deferred sales charge (load)    None/1/   5.00%    1.00%
   (AS A PERCENTAGE OF THE OFFERING
  PRICE)

 ANNUAL FUND OPERATING EXPENSES
(expenses that you pay each year as a
percentage of the value of your
investment)                              CLASS A   CLASS B    CLASS C
  Management Fees                         1.05%     1.05%     1.05%
  Distribution (12b-1) Fees               0.00%     0.75%     0.75%
  Other Expenses                          0.80%     0.80%     0.80%
  Acquired Fund Fees and Expenses         0.01%     0.01%     0.01%
  TOTAL ANNUAL FUND OPERATING EXPENSES    1.86%     2.61%     2.61%
  Fee Waivers                             0.10%     0.10%     0.10%
  TOTAL ANNUAL FUND OPERATING EXPENSES    1.76%     2.51%     2.51%
  AFTER FEE WAIVER/1/

/1/ The adviser has committed through February 28, 2011, to waive fees and/or reimburse expenses to the extent necessary to ensure that the Funds' net operating expenses , excluding brokerage commissions, interest, taxes, extraordinary expenses and the expenses of any money market fund or other fund held by the Fund, do not exceed the net operating expense ratio of 1.75% for Class A shares, and 2.50% for Class B and Class C shares. The committed net operating expense ratios may be increased or terminated only with approval of the Board of Trustees.

EXAMPLE OF EXPENSES
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated below and then either redeem all of your shares at the end of these periods or continue to hold them; your investment has a 5% return each year; and the Fund's operating expenses remain the same, although your actual costs may be higher or lower.

                                       1 YEAR   3 YEARS   5 YEARS    10 YEARS
 CLASS A (if you sell your shares at    $744    $1,117     $1,514     $2,622
  the end of the period)
 CLASS B (if you sell your shares at    $754    $1,102     $1,576     $2,661
  the end of the period)
 CLASS C (if you sell your shares at    $354    $  802     $1,376     $2,937
  the end of the period)
 CLASS A (if you do not sell your       $744    $1,117     $1,514     $2,622
  shares at the end of the period)
 CLASS B (if you do not sell your       $254    $  802     $1,376     $2,661
  shares at the end of the period)
 CLASS C (if you do not sell your       $254    $  802     $1,376     $2,937
  shares at the end of the period)

PORTFOLIO TURNOVER
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 144% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES
We invest principally in equity securities of global technology companies including common stocks and preferred stocks,warrants, convertible debt securities, ADRs (and similar investments), shares of other mutual funds, and shares of foreign companies traded and settled on U.S. exchanges and over-the-counter markets.We may also use futures, options, repurchase or reverse repurchase agreements or swap agreements, as well as other derivatives, to manage risk or to enhance return.We may also hedge the portfolio's foreign currency exposure by purchasing or selling foreign currency futures and foreign currency forward contracts.

We define technology companies as those with revenues primarily generated by technology products and services, such as computer, software, communications equipment and services, semi-conductor, health care, biotechnology, defense and aerospace, energy equipment and services, nanotechnology, electric manufacturing services and others. We concentrate the Fund's investments in the technology sector, and because we retain the flexibility to invest in a relatively small number of stocks, the Fund is also considered to be non-diversified.

We evaluate the fundamental value and prospects for growth of individual companies and focus on technology companies that we expect will have higher than average rates of growth and strong potential for capital appreciation.We develop forecasts of economic growth, inflation, and interest rates that we use to identify regions and individual countries that are likely to offer the best investment opportunities.We may reduce or eliminate exposure to a stock when we identify a more attractive investment opportunity and/or when a company's fundamentals change.We may actively trade portfolio securities.

PRINCIPAL INVESTMENT RISKS
ACTIVE TRADING RISK. Frequent trading will result in higher-than-average portfolio turnover ratio and increased trading expenses, and may generate higher short-term capital gains.

COUNTER-PARTY RISK. A Fund may incur a loss if the other party to an investment contract, such as a derivative or a repurchase or reverse repurchase agreement, fails to fulfill its contractual obligation to the Fund.

CURRENCY HEDGING RISK. An investment transacted in a foreign currency may lose value due to fluctuations in the rate of exchange.

DERIVATIVES RISK. The use of derivatives such as futures, options and swap agreements, can lead to losses, including those magnified by leverage, particularly when derivatives are used to enhance return rather than offset risk.

EMERGING MARKETS RISK. Foreign investment risks are typically greater for securities in emerging markets, which can be more vulnerable to recessions, currency volatility, inflation and market failure.

FOREIGN INVESTMENT RISK. Foreign investments face the potential of heightened illiquidity, greater price volatility and adverse effects of political, regulatory, tax, currency, economic or other macroeconomic developments. ISSUER RISK. The value of a security may decline because of adverse events or circumstances that directly relate to conditions at the issuer or any entity providing it credit or liquidity support.

LEVERAGE RISK. Leverage created by borrowing or investments, such as derivatives and reverse repurchase agreements, can diminish the Fund's performance and increase the volatility of the Fund's net asset value.

LIQUIDITY RISK. A security may not be able to be sold at the time desired without adversely affecting the price.

MANAGEMENT RISK. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss. An investment in the Fund is not a deposit of Wells Fargo Bank, N.A. or its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

MARKET RISK. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.

NON-DIVERSIFICATION RISK. Because the percentage of a non-diversified fund's assets invested in the securities of a single issuer is not limited by the 1940 Act, greater investment in a single issuer makes a fund more susceptible to financial, economic or market events impacting such issuer.

REGULATORY RISK. Changes in government regulations may adversely affect the value of a security.

SMALLER COMPANY SECURITIES RISK. Securities of companies with smaller market capitalizations tend to be more volatile and less liquid than larger company stocks.

TECHNOLOGY SECTOR RISK. The Fund concentrates its investments in the technology sector and therefore may be more susceptible to financial, economic or market events impacting the technology sector. Specifically, such investments may experience greater volatility due to rapid product cycles and significant competitive pressures, and may become rapidly obsolete.
--------------------------------------------------------------------------------

PERFORMANCE
The following information shows you how the Fund has performed and illustrates the variability of the Fund's returns over time. The Fund's average annual total returns are compared to the performance of an appropriate broad-based index(es). Past performance before and after taxes is no guarantee of future results. Current month-end performance is available on the Fund's Web site at WWW.WELLSFARGO.COM/ADVANTAGEFUNDS.

[GRAPHIC APPEARS HERE]

  CALENDAR YEAR TOTAL RETURNS FOR CLASS A (Incepted on September 18, 2000) AS OF 12/31 EACH YEAR
               (Returns do not reflect sales charges and would be lower if they did)
  2001    2002     2003    2004   2005   2006   2007     2008     2009
-38.36%  -41.33%  72.47%  18.08%  8.15%  6.25%  28.55%  -44.95%  58.44%

             BEST AND WORST QUARTER
  Best Quarter:       Q4    2001       39.40%
  Worst Quarter:      Q1    2001      -32.80%

 AVERAGE ANNUAL TOTAL RETURNS
as of 12/31/09 (Returns reflect
  applicable sales charges)                1 YEAR   5 YEARS   LIFE OF FUND
 CLASS A (Incepted on September 18,        49.31%    3.95%        -5.17%
  2000) Returns Before Taxes
 CLASS A (Incepted on September 18,        49.31%    3.95%        -5.17%
  2000) Returns After Taxes on
  Distributions
 CLASS A (Incepted on September 18,        32.05%    3.39%        -4.23%
  2000) Returns After Taxes on
  Distributions and Sale of Fund Shares
 CLASS B (Incepted on September 18,        52.29%    4.06%        -5.12%
  2000) Returns Before Taxes
 CLASS C (Incepted on September 18,        56.44%    4.41%        -5.30%
  2000) Returns Before Taxes
 S&P 500 (Reg. TM) INDEX(reflects no       26.46%    0.42%        -0.93%
  deduction for fees, expenses or taxes)
 S&P NORTH AMERICAN TECHNOLOGY INDEX       63.19%    3.75%        -7.09%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts. After-tax returns are shown only for the Class A shares. After-tax returns for the Class B and Class C shares will vary.

FUND MANAGEMENT

  INVESTMENT
   ADVISER
 Wells Fargo
Funds
Management,
LLC

 SUB-ADVISER        PORTFOLIO MANAGER, TITLE/MANAGED SINCE
 RCM Capital        HUACHEN CHEN, CFA, Portfolio Manager/2000
 Management, LLC    WALTER C. PRICE, JR., CFA, Portfolio Manager/2000

For more information, see "Organization and Management of the Funds-Investment Adviser and Portfolio Managers" beginning on page 21 of the Prospectus.

SUMMARY OF OTHER IMPORTANT INFORMATION REGARDING PURCHASE AND SALE OF FUND
SHARES
TRANSACTION POLICIES

BUYING FUND SHARES                      TO PLACE ORDERS OR REDEEM SHARES
--------------------------------------  --------------------------------------------
MINIMUM INITIAL INVESTMENT              MAIL: WELLS FARGO ADVANTAGE FUNDS
Class A and Class C: $1,000             P.O. Box 8266
Class B shares are generally closed to  Boston, MA 02266-8266
new investment.                         INTERNET: www.wellsfargo.com/advantagefunds
MINIMUM ADDITIONAL INVESTMENT           PHONE OR WIRE: 1-800-222-8222
All Classes: $100                       IN PERSON: Investor Center
See HOW TO BUY SHARES beginning on      100 Heritage Reserve
page 33 of the
Prospectus                              Menomonee Falls,WI 53051.

                                        CONTACT YOUR FINANCIAL PROFESSIONAL.

In general, you can buy or sell shares of the Fund by mail, internet, phone, wire or in person on any business day. You also may buy and sell shares through a financial professional.

TAX INFORMATION
Any distributions you receive from the Fund may be taxable as ordinary income or capital gains, except when your investment is in an IRA, 401(k) or other tax advantaged investment plan.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Consult your salesperson or visit your financial intermediary's Web site for more information.

                                                                   0301600/P1600
 4

[GRAPHIC APPEARS HERE]

[GRAPHIC APPEARS HERE]

SUMMARY PROSPECTUS | March 1, 2010
-------------------------------------------------------------------------------

SPECIALIZED TECHNOLOGY FUND

CLASS/Ticker: Investor/WFTZX

     Link to Prospectus             Link to Statement of Additional Information
     ------------------             -------------------------------------------
                            Link to Annual Report
                            ---------------------

BEFORE YOU INVEST, YOU MAY WANT TO REVIEW THE FUND'S PROSPECTUS, WHICH CONTAINS MORE INFORMATION ABOUT THE FUND AND ITS RISKS. YOU CAN FIND THE FUND'S PROSPECTUS AND OTHER INFORMATION ABOUT THE FUND ONLINE AT WWW.WELLSFARGO.COM/ADVANTAGEFUNDS. YOU CAN ALSO GET INFORMATION AT NO COST BY CALLING 1-800-222-8222, OR BY SENDING AN EMAIL REQUEST TO WFAF@WELLSFARGO.COM THE CURRENT PROSPECTUS ("PROSPECTUS") AND STATEMENT OF ADDITIONAL INFORMATION ("SAI"), DATED MARCH 1, 2010 , ALONG WITH THE REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM AND THE FUND'S AUDITED FINANCIAL STATEMENTS INCLUDED IN THE FUND'S MOST RECENT ANNUAL REPORT DATED OCTOBER 31, 2009, ARE INCORPORATED BY REFERENCE INTO THIS SUMMARY PROSPECTUS. THE FUND'S SAI AND ANNUAL REPORT MAY BE OBTAINED, FREE OF CHARGE, IN THE SAME MANNER AS THE PROSPECTUS.

INVESTMENT OBJECTIVE
The Specialized Technology Fund seeks long-term capital appreciation.

FEES AND EXPENSES
These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund. These tables do not reflect the charges that may be imposed in connection with an account through which you hold Fund shares.

     SHAREHOLDER FEES (fees paid directly from your
                      investments)
  Maximum sales charge (load) imposed      None
  on purchases
  Maximum deferred sales charge (load)     None

               ANNUAL FUND OPERATING EXPENSES
(expenses that you pay each year as a percentage of the value of
                      your investment)
  Management Fees                          1.05%
  Distribution (12b-1) Fees                0.00%
  Other Expenses                           0.91%
  Acquired Fund Fees and Expenses          0.01%
  TOTAL ANNUAL FUND OPERATING              1.97%
  EXPENSES/1/
  Fee Waivers                              0.11%
  NET ANNUAL FUND OPERATING EXPENSES/2/    1.86%

/1/ Expenses have been adjusted from amounts incurred during the Fund's most recent fiscal year to reflect current fees and expenses.
/2/ The adviser has committed through February 28, 2011, to waive fees and/or reimburse expenses to the extent necessary to ensure that the Fund's net operating expenses , excluding brokerage commissions, interest, taxes, extraordinary expenses and the expenses of any money market fund or other fund held by the Fund, do not exceed the net operating expense ratio of 1.85%. The committed net operating expense ratio may be increased or terminated only with approval of the Board of Trustees.

EXAMPLE OF EXPENSES
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated below and then either redeem all of your shares at the end of these periods or continue to hold them; your investment has a 5% return each year; and the Fund's operating expenses remain the same, although your actual costs may be higher or lower.

   1 Year     $  189
   3 Years    $  608
   5 Years    $1,052
  10 Years    $2,287

PORTFOLIO TURNOVER
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 144% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES
We invest principally in equity securities of global technology companies including common stocks and preferred stocks,warrants, convertible debt securities, ADRs (and similar investments), shares of other mutual funds, and shares of foreign companies traded and settled on U.S. exchanges and over-the-counter markets.We may also use futures, options, repurchase or reverse repurchase agreements or swap agreements, as well as other derivatives, to manage risk or to enhance return.We may also hedge the portfolio's foreign currency exposure by purchasing or selling foreign currency futures and foreign currency forward contracts.

We define technology companies as those with revenues primarily generated by technology products and services, such as computer, software, communications equipment and services, semi-conductor, health care, biotechnology, defense and aerospace, energy equipment and services, nanotechnology, electric manufacturing services and others. We concentrate the Fund's investments in the technology sector, and because we retain the flexibility to invest in a relatively small number of stocks, the Fund is also considered to be non-diversified.

We evaluate the fundamental value and prospects for growth of individual companies and focus on technology companies that we expect will have higher than average rates of growth and strong potential for capital appreciation.We develop forecasts of economic growth, inflation, and interest rates that we use to identify regions and individual countries that are likely to offer the best investment opportunities.We may reduce or eliminate exposure to a stock when we identify a more attractive investment opportunity and/or when a company's fundamentals change.We may actively trade portfolio securities.

PRINCIPAL INVESTMENT RISKS

ACTIVE TRADING RISK. Frequent trading will result in higher-than-average portfolio turnover ratio and increased trading expenses, and may generate higher short-term capital gains.

COUNTER-PARTY RISK. A Fund may incur a loss if the other party to an investment contract, such as a derivative or a repurchase or reverse repurchase agreement, fails to fulfill its contractual obligation to the Fund.

CURRENCY HEDGING RISK. An investment transacted in a foreign currency may lose value due to fluctuations in the rate of exchange.

DERIVATIVES RISK. The use of derivatives such as futures, options and swap agreements, can lead to losses, including those magnified by leverage, particularly when derivatives are used to enhance return rather than offset risk.

EMERGING MARKETS RISK. Foreign investment risks are typically greater for securities in emerging markets, which can be more vulnerable to recessions, currency volatility, inflation and market failure.

FOREIGN INVESTMENT RISK. Foreign investments face the potential of heightened illiquidity, greater price volatility and adverse effects of political, regulatory, tax, currency, economic or other macroeconomic developments.

ISSUER RISK. The value of a security may decline because of adverse events or circumstances that directly relate to conditions at the issuer or any entity providing it credit or liquidity support.

LEVERAGE RISK. Leverage created by borrowing or investments, such as derivatives and reverse repurchase agreements, can diminish the Fund's performance and increase the volatility of the Fund's net asset value.

LIQUIDITY RISK. A security may not be able to be sold at the time desired without adversely affecting the price.

MANAGEMENT RISK. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss. An investment in the Fund is not a deposit of Wells Fargo Bank, N.A. or its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

MARKET RISK. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.

NON-DIVERSIFICATION RISK. Because the percentage of a non-diversified fund's assets invested in the securities of a single issuer is not limited by the 1940 Act, greater investment in a single issuer makes a fund more susceptible to financial, economic or market events impacting such issuer.

REGULATORY RISK. Changes in government regulations may adversely affect the value of a security.

SMALLER COMPANY SECURITIES RISK. Securities of companies with smaller market capitalizations tend to be more volatile and less liquid than larger company stocks.

TECHNOLOGY SECTOR RISK. The Fund concentrates its investments in the technology sector and therefore may be more susceptible to financial, economic or market events impacting the technology sector. Specifically, such investments may experience greater volatility due to rapid product cycles and significant competitive pressures, and may become rapidly obsolete.

--------------------------------------------------------------------------------

PERFORMANCE
The following information shows you how the Fund has performed and illustrates the variability of the Fund's returns over time. The Fund's average annual total returns are compared to the performance of an appropriate broad-based index(es). Past performance before and after taxes is no guarantee of future results. Current month-end performance is available on the Fund's Web site at WWW.WELLSFARGO.COM/ADVANTAGEFUNDS.

[GRAPHIC APPEARS HERE]

  CALENDAR YEAR TOTAL RETURNS FOR THE INVESTOR CLASS (Incepted on April 11,
                                    2005)
                            AS OF 12/31 EACH YEAR
  2001     2002    2003    2004    2005   2006    2007    2008    2009
-38.46%  -41.42%  72.21%   17.90%  8.11%  5.88%  28.47%  -45.00%  58.23%

             BEST AND WORST QUARTER
  Best Quarter:    Q4   2001    39.35%
  Worst Quarter:   Q1   2001   -32.82%

 AVERAGE ANNUAL TOTAL RETURNS
as of 12/31/09                               1 YEAR   5 YEARS   LIFE OF FUND
 INVESTOR CLASS (Incepted on April 11, 2005)
  Returns Before Taxes                       58.23%    5.06%        -4.70%
  Returns After Taxes on Distribution  s     58.23%    5.06%        -4.70%
  Returns After Taxes on                     37.85%    4.36%        -3.86%
  Distributions and Sale of Fund Shares
 S&P 500 (Reg. TM) INDEX                     26.46%    0.42%        -0.93%
  (reflects no deduction for fees,
  expenses or taxes)
 S&P NORTH AMERICAN TECHNOLOGY INDEX         63.19%    3.75%        -7.09%
  (reflects no deduction for fees,
  expenses or taxes)

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts.

FUND MANAGEMENT

  INVESTMENT
   ADVISER
 Wells Fargo
Funds
Management,
LLC

 SUB-ADVISER        PORTFOLIO MANAGER, TITLE/MANAGED SINCE
 RCM Capital        HUACHEN CHEN, CFA, Portfolio Manager/2000
 Management, LLC    WALTER C. PRICE, JR., CFA, Portfolio Manager/2000

For more information, see "Organization and Management of the Funds-Investment Adviser and Portfolio Managers" beginning on page 15 of the Prospectus.

SUMMARY OF OTHER IMPORTANT INFORMATION REGARDING PURCHASE AND SALE OF FUND
SHARES
TRANSACTION POLICIES

BUYING FUND SHARES                   TO PLACE ORDERS OR REDEEM SHARES
----------------------------------   -------------------------------------------
MINIMUM INITIAL INVESTMENT           MAIL: WELLS FARGO ADVANTAGE FUNDS
Investor Class: $2,500               P.O. Box 8266
                                     Boston, MA 02266-8266
MINIMUM ADDITIONAL INVESTMENT        INTERNET: www.wellsfargo.com/advantagefunds
$100                                 PHONE OR WIRE: 1-800-222-8222
See HOW TO BUY SHARES beginning on   IN PERSON: Investor Center
page 20 of the
Prospectus                            100 Heritage Reserve
                                      Menomonee Falls, WI 53051.

                                      CONTACT YOUR FINANCIAL PROFESSIONAL.

In general, you can buy or sell shares of the Fund by mail, internet, phone, wire or in person on any business day. You also may buy and sell shares through a financial professional.

TAX INFORMATION
Any distributions you receive from the Fund may be taxable as ordinary income or capital gains, except when your investment is in an IRA, 401(k) or other tax advantaged investment plan.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Consult your salesperson or visit your financial intermediary's Web site for more information.

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